Share-Based Payments - Schedule of Number and Weighted-Average Exercise Prices of Share Options (Details) - Employee Stock Ownership Plan	12 Months Ended
	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning Balance, Share options	658,109
Granted, share options	14,511	658,109
Forfeited, share options	(17,237)
Ending Balance, Share options	655,383	658,109
Beginning Balance, Number of Ordinary Shares underlying options	11,845,962
Granted, Shares underlying options	261,198	11,845,962
Forfeited, Shares underlying options	(310,266)
Ending Balance, Number of Ordinary Shares underlying options	11,796,894	11,845,962
Beginning Balance, Weighted-average exercise price | € / shares	€ 10.14
Granted, Weighted-average exercise price | € / shares	15.17	€ 10.14
Forfeited, Weighted-average exercise price | € / shares	10.85
Ending Balance, Weighted-average exercise price | € / shares	€ 10.23	€ 10.14